PROPERTY, PLANT, AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT, NET
PROPERTY, PLANT, AND EQUIPMENT, NET
Details on property, plant, and equipment, net were as follows:

	Useful lives (In years)	December 31,
		2013	2012
	(Dollars in thousands)
Gas gathering systems	30	$744,359	$544,020
Compressor stations and compression equipment	30	380,000	261,705
Construction in progress	n/a	83,765	54,582
Other	4-15	21,304	6,897
Total		1,229,428	867,204
Accumulated depreciation		(71,347)	(34,602)
Property, plant, and equipment, net		$1,158,081	$832,602
The increase in property, plant, and equipment primarily reflects the recognition of gas gathering system fixed assets acquired in connection with the Bison Drop Down and Mountaineer Acquisition. See Note 13 for additional information.
Construction in progress is depreciated consistent with its applicable asset class once it is placed in service. Depreciation expense related to property, plant, and equipment and capitalized interest were as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Depreciation expense	$36,745	$22,422	$8,595
Capitalized interest	4,705	2,784	3,362